IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
1. Under the section entitled “Fund Summary Information,” please add the following as the final sentence to the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus and in “Appendix B” to this Prospectus.”
2. Please add the following to the end of the section entitled “What Do Shares Cost?”:
“ADDITIONAL INFORMATION ON THE AVAILABILITY OF CERTAIN WAIVERS AND DISCOUNTS
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers which are discussed in Appendix B to this Prospectus. In all instances, it is the shareholder's responsibility to notify the Fund or the shareholder's Financial Intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another financial intermediary to receive these waivers or discounts.”
3. Please add the following appendix after “Appendix A: Hypothetical Investment and Expense Information”:
“Appendix B: Sales Charge Waivers for Shareholders Purchasing Through Certain Financial Intermediaries
Merrill Lynch
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following front-end sales charge waivers and shareholders redeeming Fund shares through a Merrill Lynch platform or account (regardless of purchase date) will be eligible only for the following contingent deferred, or back-end, sales charge (CDSC) waivers and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus.
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■	Shares purchased by or through a 529 Plan
■	Shares purchased through a Merrill Lynch affiliated investment advisory program
■	Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
■	Shares of funds purchased through the Merrill Edge Self-Directed platform
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
■	Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
CDSC Waivers on A, B and C Shares available at Merrill Lynch
■	Death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■	Return of excess contributions from an IRA Account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■	Shares acquired through a right of reinstatement
■	Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only). The CDSC applicable to the converted shares will be waived, and Merrill Lynch will remit to the Fund's Distributor a portion of the waived CDSC. Such portion shall be equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period.

Front-End Load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation and Letters of Intent
■	Breakpoints as described in this prospectus
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.”

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED MDT LARGE CAP VALUE FUND
FEDERATED MUNICIPAL SECURITIES FUND, INC.
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
PORTFOLIOS OF FEDERATED EQUITY FUNDS
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated Prudent Bear Fund
Federated Absolute Return Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Managed Volatility Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated InterContinental Fund
Federated International Strategic Value Divided Fund
PORTFOLIOS OF FIXED INCOME SECURITIES, INC.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
PORTFOLIOS OF FEDERATED HIGH YIELD TRUST
Federated Equity Advantage Fund
Federated High Yield Trust
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federate Muni and Stock Advantage Fund
Federated Capital Income Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
PORTFOLIO OF FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
PORTFOLIOS OF FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund

PORTFOLIOS OF FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
Federated Pennsylvania Municipal Income Fund
Federated Michigan Intermediate Municipal Trust
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
PORTFOLIOS OF FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.
Federated International Leaders Fund
Federated International Small-Mid Company Fund
Federated Emerging Market Debt Fund
April 10, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453755 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
Under the section entitled “Fund Summary Information,” please add the following as the final sentence to the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus and in “Appendix B” to this Prospectus.”

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED MDT LARGE CAP VALUE FUND
FEDERATED MUNICIPAL SECURITIES FUND, INC.
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
PORTFOLIOS OF FEDERATED EQUITY FUNDS
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated Prudent Bear Fund
Federated Absolute Return Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Managed Volatility Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated InterContinental Fund
Federated International Strategic Value Divided Fund
PORTFOLIOS OF FIXED INCOME SECURITIES, INC.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
PORTFOLIOS OF FEDERATED HIGH YIELD TRUST
Federated Equity Advantage Fund
Federated High Yield Trust
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federate Muni and Stock Advantage Fund
Federated Capital Income Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund

PORTFOLIO OF FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
PORTFOLIOS OF FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
PORTFOLIO OF FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
PORTFOLIOS OF FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
Federated Pennsylvania Municipal Income Fund
Federated Michigan Intermediate Municipal Trust
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
PORTFOLIOS OF FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.
Federated International Leaders Fund
Federated International Small-Mid Company Fund
Federated Emerging Market Debt Fund
April 10, 2017

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453756 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.